Income Taxes - Unrecognized tax benefits (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance as of December 31, 2012	$ 170
Additions based on tax positions related to the current year
Additions for tax positions of prior years
Reductions for tax positions of prior years
Balance as of December 31, 2013	$ 170